Financial Derivative Contracts and Hedge Accounting - Schedule of Portfolio of Derivative Financial Instruments for Account Hedging and for Trading Purposes (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 2,377,921	$ 3,673,591
Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	2,377,921	3,673,591
Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	175,051	433,863
Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	671,692	775,122
Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,530,003	2,463,249
Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	928	271
Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Fair Value	247	1,086
Up to three months [member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,719,185	23,753,318
Up to three months [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,009,442	11,773,751
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,534,735	7,913,739
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	236,597	335,192
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,224,111	3,509,633
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,375	9,434
Up to three months [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,624	5,753
3 months to 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,996,716	18,910,724
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,698,877	9,168,819
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,686,172	1,989,333
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,193,334	953,275
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,804,777	6,205,021
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency call options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,084	15,404
3 months to 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency put options [member]
Disclosure of detailed information about hedged items [line items]
Notional value	4,510	5,786
More than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	71,890,281	70,915,083
More than 1 year [member] | Derivative Financial Instruments Liabilities [member]
Disclosure of detailed information about hedged items [line items]
Notional value	36,526,061	35,820,728
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,840,657	935,565
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,964,413	7,480,516
More than 1 year [member] | Derivative Financial Instruments Liabilities [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 26,720,991	$ 27,404,647